Income taxes - Effect of Taxholiday and preferential tax rate (Details) - 12 months ended Dec. 31, 2018	USD ($) $ / shares	CNY (¥) ¥ / shares
Income taxes
Aggregate amount of tax holiday and preferential tax rate	$ 15,205,982	¥ 104,548,726
Aggregate effect on basic net income per share | (per share)	$ 0.05	¥ 0.36
Aggregate effect on diluted net income per share | (per share)	$ 0.05	¥ 0.34